Convertible Notes Payable (Details Narrative)				1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 22, 2023 shares	Nov. 01, 2022 USD ($)	May 27, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 22, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 24, 2024 $ / shares	Apr. 20, 2024 $ / shares	Mar. 20, 2024 $ / shares	Feb. 28, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Aug. 20, 2022 USD ($)	May 27, 2021 GBP (£)
Debt instrument face amount		$ 3,300,000	$ 1,400,000																			£ 3,000,000.0						£ 1,000,000.0
Interest rate		5.00%	5.00%																			5.00%						5.00%
Conversion price interest rate			20.00%
Converted shares of Common Stock | shares	373,570,000,000										373,570
Fair value of convertible notes payable							$ 300,000			$ 300,000
Interest expense					$ 40,000		$ 39,000		$ 80,000	44,000
[custom:DebtInstrumentConversionPriceDiscountPercentage-0]		20.00%	20.00%																			20.00%						20.00%
Convertible Notes Payable					$ 800,000				800,000		$ 800,000												$ 67,000	£ 50,000	$ 500,000	£ 400,000
Convertible Debt																							$ 1,300,000	£ 950,000
Debt Conversion, Converted Instrument, Shares Issued | shares	373,570
Convertible Debt, Fair Value Disclosures												300,000
Share Price | $ / shares														$ 3.08	$ 3.47
Interest Paid, Excluding Capitalized Interest, Operating Activities									80,000		$ 124,000
Common Stock [Member]
Converted shares of Common Stock | shares											373,570
Share Price | $ / shares													$ 1.56
Other Income [Member]
[custom:ChangeInFairValueOfConvertibleNotesPayable]						$ 100,000
Other Operating Income (Expense) [Member]
Interest Paid, Excluding Capitalized Interest, Operating Activities											$ 200,000
Convertible Promissory Notes Payable [Member]
Debt instrument face amount				$ 800,000				$ 800,000
Interest rate				20.00%				20.00%
Debt instrument maturity date description				The note matures and is payable in full 18 months from the date of issuance				The note matures and is payable in full 18 months from the date of issuance
Common stock conversion price				$ 10,000
Interest expense									$ 80,000	$ 40,000
Accrued Liabilities											$ 200,000
Convertible Promissory Notes Payable [Member] | Common Stock [Member]
Share Price | $ / shares				$ 10				$ 10
Nonrelated Party [Member]
Debt instrument face amount																$ 900,000	£ 800,000
Related Party [Member]
Debt instrument face amount																											$ 600,000
Related Party [Member] | Chief Executive Officer [Member]
Debt instrument face amount																400,000	300,000
2022 Convertible Loan Note Instrument [Member]
Debt instrument face amount		$ 3,300,000																				£ 3,000,000.0
Interest rate		5.00%																				5.00%
Conversion price interest rate		20.00%
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Convertible Notes Payable																400,000	300,000			$ 400,000	£ 300,000
2022 Convertible Loan Note Instrument [Member] | Nonrelated Party [Member]
Debt instrument face amount																900,000	800,000	$ 900,000	£ 800,000
2022 Convertible Loan Note Instrument [Member] | Related Party [Member] | Chief Executive Officer [Member]
Debt instrument face amount																$ 400,000	£ 300,000	$ 400,000	£ 300,000